Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands		12 Months Ended
	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Lease Segment € / shares	Dec. 31, 2018 kr / shares	Dec. 31, 2017 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Trade payables		€ 19,740		€ 17,434
Other payables		€ 12,267		€ 6,334
Nominal value common shares | kr / shares			kr 1
Number of finace leases | Lease		0
Other payable term		1 year
Number of reportable segment | Segment		1
Right-of-use assets		€ 18,000
Lease liability		€ 17,400
Increase (decrease) due to application of IFRS 16 [member] | Announcing or commencing implementation of major restructuring [member]
Disclosure of summary of significant accounting policies [line items]
Increase in operating profit	€ 349
Increase in financial expenses	492
Net loss	143
Increase (decrease) in cash flow from financing activities	€ 4,300
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares		€ 0.13